Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000157835 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000157835 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000157835 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157835 | 631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157835 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157835 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157835 | G8473T100 | STERIS PLC
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157835 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157835 | G7S00T104 | Pentair PLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000157835 | 277276101 | EastGroup Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000157835 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000157835 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157835 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000157835 | Government Sponsored
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157835 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157835 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000157835 | Single-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157835 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000157835 | Software
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000157835 | Banking
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000157835 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000157835 | REIT
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000157835 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000157835 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000157835 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000157835 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000157835 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000157835 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	1.20%
C000157835 | CMBS3137FMCZ3
Holdings [Line Items]
Percent of Total Investments	0.50%
C000157835 | Utilities21037T109
Holdings [Line Items]
Percent of Total Investments	53.90%
C000157835 | Materials00790RAA2
Holdings [Line Items]
Percent of Total Investments	21.30%
C000157835 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.00%
C000157835 | Local4386705Y3
Holdings [Line Items]
Percent of Total Investments	4.00%
C000157835 | Mbs Passthrough3140JAUA4
Holdings [Line Items]
Percent of Total Investments	19.10%
C000157836 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000157836 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000157836 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157836 | 631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157836 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157836 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157836 | G8473T100 | STERIS PLC
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157836 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157836 | G7S00T104 | Pentair PLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000157836 | 277276101 | EastGroup Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000157836 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000157836 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157836 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000157836 | Government Sponsored
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157836 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157836 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000157836 | Single-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157836 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000157836 | Software
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000157836 | Banking
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000157836 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000157836 | REIT
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000157836 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000157836 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000157836 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000157836 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000157836 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000157836 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	1.20%
C000157836 | CMBS3137FMCZ3
Holdings [Line Items]
Percent of Total Investments	0.50%
C000157836 | Utilities21037T109
Holdings [Line Items]
Percent of Total Investments	53.90%
C000157836 | Materials00790RAA2
Holdings [Line Items]
Percent of Total Investments	21.30%
C000157836 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.00%
C000157836 | Local4386705Y3
Holdings [Line Items]
Percent of Total Investments	4.00%
C000157836 | Mbs Passthrough3140JAUA4
Holdings [Line Items]
Percent of Total Investments	19.10%
C000157837 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000157837 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000157837 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157837 | 631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157837 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157837 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157837 | G8473T100 | STERIS PLC
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157837 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157837 | G7S00T104 | Pentair PLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000157837 | 277276101 | EastGroup Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000157837 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000157837 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157837 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000157837 | Government Sponsored
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157837 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157837 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000157837 | Single-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157837 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000157837 | Software
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000157837 | Banking
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000157837 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000157837 | REIT
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000157837 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000157837 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000157837 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000157837 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000157837 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000157837 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	1.20%
C000157837 | CMBS3137FMCZ3
Holdings [Line Items]
Percent of Total Investments	0.50%
C000157837 | Utilities21037T109
Holdings [Line Items]
Percent of Total Investments	53.90%
C000157837 | Materials00790RAA2
Holdings [Line Items]
Percent of Total Investments	21.30%
C000157837 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.00%
C000157837 | Local4386705Y3
Holdings [Line Items]
Percent of Total Investments	4.00%
C000157837 | Mbs Passthrough3140JAUA4
Holdings [Line Items]
Percent of Total Investments	19.10%
C000157838 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000157838 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000157838 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000157838 | 631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157838 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000157838 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157838 | G8473T100 | STERIS PLC
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157838 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157838 | G7S00T104 | Pentair PLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000157838 | 277276101 | EastGroup Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000157838 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000157838 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157838 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000157838 | Government Sponsored
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157838 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157838 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000157838 | Single-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157838 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000157838 | Software
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000157838 | Banking
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000157838 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000157838 | REIT
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000157838 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000157838 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000157838 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000157838 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000157838 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000157838 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	1.20%
C000157838 | CMBS3137FMCZ3
Holdings [Line Items]
Percent of Total Investments	0.50%
C000157838 | Utilities21037T109
Holdings [Line Items]
Percent of Total Investments	53.90%
C000157838 | Materials00790RAA2
Holdings [Line Items]
Percent of Total Investments	21.30%
C000157838 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.00%
C000157838 | Local4386705Y3
Holdings [Line Items]
Percent of Total Investments	4.00%
C000157838 | Mbs Passthrough3140JAUA4
Holdings [Line Items]
Percent of Total Investments	19.10%
C000220844 | 3134A4KX1 | Federal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220844 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220844 | 31359MGK3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220844 | 31359MFJ7 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220844 | 3133ERNC1 | Federal Farm Credit Banks Funding Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220844 | 3132DWF57 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220844 | 31398AFD9 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220844 | 3132DWEK5 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220844 | 3132DWEJ8 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220844 | 31359MEU3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220844 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000220844 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000220844 | Government Sponsored
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000220844 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220844 | Single-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000220844 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220844 | Software
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000220844 | Banking
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000220844 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000220844 | REIT
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220844 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220844 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000220844 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000220844 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000220844 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220844 | Other ABS
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220844 | Auto Loan
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220844 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220844 | Utilities00130HCH6
Holdings [Line Items]
Percent of Total Investments	46.90%
C000220844 | Utilities051595CF1
Holdings [Line Items]
Percent of Total Investments	7.70%
C000220844 | MBS Passthrough3140K5MD6
Holdings [Line Items]
Percent of Total Investments	42.90%
C000220845 | 3134A4KX1 | Federal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220845 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220845 | 31359MGK3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220845 | 31359MFJ7 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220845 | 3133ERNC1 | Federal Farm Credit Banks Funding Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220845 | 3132DWF57 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220845 | 31398AFD9 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220845 | 3132DWEK5 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220845 | 3132DWEJ8 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220845 | 31359MEU3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220845 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000220845 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000220845 | Government Sponsored
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000220845 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220845 | Single-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000220845 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220845 | Software
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000220845 | Banking
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000220845 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000220845 | REIT
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220845 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220845 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000220845 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000220845 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000220845 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220845 | Other ABS
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220845 | Auto Loan
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220845 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220845 | Utilities00130HCH6
Holdings [Line Items]
Percent of Total Investments	46.90%
C000220845 | Utilities051595CF1
Holdings [Line Items]
Percent of Total Investments	7.70%
C000220845 | MBS Passthrough3140K5MD6
Holdings [Line Items]
Percent of Total Investments	42.90%
C000220846 | 3134A4KX1 | Federal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220846 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220846 | 31359MGK3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220846 | 31359MFJ7 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220846 | 3133ERNC1 | Federal Farm Credit Banks Funding Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220846 | 3132DWF57 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220846 | 31398AFD9 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220846 | 3132DWEK5 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220846 | 3132DWEJ8 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220846 | 31359MEU3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220846 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000220846 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000220846 | Government Sponsored
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000220846 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220846 | Single-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000220846 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220846 | Software
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000220846 | Banking
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000220846 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000220846 | REIT
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220846 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220846 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000220846 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000220846 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000220846 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220846 | Other ABS
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220846 | Auto Loan
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220846 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220846 | Utilities00130HCH6
Holdings [Line Items]
Percent of Total Investments	46.90%
C000220846 | Utilities051595CF1
Holdings [Line Items]
Percent of Total Investments	7.70%
C000220846 | MBS Passthrough3140K5MD6
Holdings [Line Items]
Percent of Total Investments	42.90%
C000220843 | 3134A4KX1 | Federal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220843 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220843 | 31359MGK3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220843 | 31359MFJ7 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220843 | 3133ERNC1 | Federal Farm Credit Banks Funding Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220843 | 3132DWF57 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220843 | 31398AFD9 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220843 | 3132DWEK5 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220843 | 3132DWEJ8 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220843 | 31359MEU3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220843 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000220843 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000220843 | Government Sponsored
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000220843 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220843 | Single-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000220843 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220843 | Software
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000220843 | Banking
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000220843 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000220843 | REIT
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220843 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220843 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000220843 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000220843 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000220843 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	2.50%
C000220843 | Other ABS
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220843 | Auto Loan
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220843 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220843 | Utilities00130HCH6
Holdings [Line Items]
Percent of Total Investments	46.90%
C000220843 | Utilities051595CF1
Holdings [Line Items]
Percent of Total Investments	7.70%
C000220843 | MBS Passthrough3140K5MD6
Holdings [Line Items]
Percent of Total Investments	42.90%
C000193764 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000193764 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000193764 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193764 | 631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193764 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193764 | G8473T100 | STERIS PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193764 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193764 | G7S00T104 | Pentair PLC
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193764 | 277276101 | EastGroup Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193764 | 512807306 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193764 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000193764 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000193764 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000193764 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000193764 | Software
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000193764 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000193764 | REIT
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000193764 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000193764 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000193764 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000193764 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000193764 | Utilities21037T109
Holdings [Line Items]
Percent of Total Investments	99.70%
C000193764 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.00%
C000193764 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193764 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193764 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000193764 | Diversified Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193764 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000193764 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000193764 | FinancialsPPG5K4CA5
Holdings [Line Items]
Percent of Total Investments	0.30%
C000193765 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000193765 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000193765 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193765 | 631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193765 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193765 | G8473T100 | STERIS PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193765 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193765 | G7S00T104 | Pentair PLC
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193765 | 277276101 | EastGroup Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193765 | 512807306 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193765 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000193765 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000193765 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000193765 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000193765 | Software
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000193765 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000193765 | REIT
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000193765 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000193765 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000193765 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000193765 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000193765 | Utilities21037T109
Holdings [Line Items]
Percent of Total Investments	99.70%
C000193765 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.00%
C000193765 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193765 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193765 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000193765 | Diversified Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193765 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000193765 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000193765 | FinancialsPPG5K4CA5
Holdings [Line Items]
Percent of Total Investments	0.30%
C000193766 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000193766 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000193766 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193766 | 631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193766 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193766 | G8473T100 | STERIS PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193766 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193766 | G7S00T104 | Pentair PLC
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193766 | 277276101 | EastGroup Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193766 | 512807306 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193766 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000193766 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000193766 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000193766 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000193766 | Software
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000193766 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000193766 | REIT
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000193766 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000193766 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000193766 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000193766 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000193766 | Utilities21037T109
Holdings [Line Items]
Percent of Total Investments	99.70%
C000193766 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.00%
C000193766 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193766 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193766 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000193766 | Diversified Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193766 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000193766 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000193766 | FinancialsPPG5K4CA5
Holdings [Line Items]
Percent of Total Investments	0.30%
C000193767 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000193767 | 363576109 | Arthur J Gallagher & Company
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000193767 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193767 | 631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193767 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193767 | G8473T100 | STERIS PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193767 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193767 | G7S00T104 | Pentair PLC
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193767 | 277276101 | EastGroup Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193767 | 512807306 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193767 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000193767 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000193767 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000193767 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000193767 | Software
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000193767 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000193767 | REIT
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000193767 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000193767 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000193767 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000193767 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000193767 | Utilities21037T109
Holdings [Line Items]
Percent of Total Investments	99.70%
C000193767 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.00%
C000193767 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000193767 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193767 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000193767 | Diversified Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193767 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000193767 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000193767 | FinancialsPPG5K4CA5
Holdings [Line Items]
Percent of Total Investments	0.30%
C000219892 | 67059N108 | Nutanix, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219892 | 888787108 | Toast, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219892 | 98423F109 | Xometry, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219892 | 21037X100 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219892 | M2682V108 | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219892 | M7S64H106 | Monday.com Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219892 | Y2573F102 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219892 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219892 | 00783V104 | Adyen N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219892 | 40171V100 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000219892 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219892 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000219892 | Software
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000219892 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000219892 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219892 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.00%
C000219892 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000219892 | FinancialsPPG5K4CA5
Holdings [Line Items]
Percent of Total Investments	0.80%
C000219892 | E-Commerce Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219892 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219892 | Leisure Products
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219892 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219892 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219892 | Technology20717M103
Holdings [Line Items]
Percent of Total Investments	99.20%
C000219893 | 67059N108 | Nutanix, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219893 | 888787108 | Toast, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219893 | 98423F109 | Xometry, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219893 | 21037X100 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219893 | M2682V108 | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219893 | M7S64H106 | Monday.com Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219893 | Y2573F102 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219893 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219893 | 00783V104 | Adyen N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219893 | 40171V100 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000219893 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219893 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000219893 | Software
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000219893 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000219893 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219893 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.00%
C000219893 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000219893 | FinancialsPPG5K4CA5
Holdings [Line Items]
Percent of Total Investments	0.80%
C000219893 | E-Commerce Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219893 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219893 | Leisure Products
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219893 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219893 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219893 | Technology20717M103
Holdings [Line Items]
Percent of Total Investments	99.20%
C000219894 | 67059N108 | Nutanix, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219894 | 888787108 | Toast, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219894 | 98423F109 | Xometry, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219894 | 21037X100 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219894 | M2682V108 | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219894 | M7S64H106 | Monday.com Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219894 | Y2573F102 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219894 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219894 | 00783V104 | Adyen N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219894 | 40171V100 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000219894 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219894 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000219894 | Software
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000219894 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000219894 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219894 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.00%
C000219894 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000219894 | FinancialsPPG5K4CA5
Holdings [Line Items]
Percent of Total Investments	0.80%
C000219894 | E-Commerce Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219894 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219894 | Leisure Products
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219894 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219894 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219894 | Technology20717M103
Holdings [Line Items]
Percent of Total Investments	99.20%
C000219891 | 67059N108 | Nutanix, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219891 | 888787108 | Toast, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219891 | 98423F109 | Xometry, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219891 | 21037X100 | Constellation Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219891 | M2682V108 | CyberArk Software Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219891 | M7S64H106 | Monday.com Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219891 | Y2573F102 | Flex Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219891 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219891 | 00783V104 | Adyen N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219891 | 40171V100 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000219891 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000219891 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000219891 | Software
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000219891 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000219891 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219891 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.00%
C000219891 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000219891 | FinancialsPPG5K4CA5
Holdings [Line Items]
Percent of Total Investments	0.80%
C000219891 | E-Commerce Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219891 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219891 | Leisure Products
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219891 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219891 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219891 | Technology20717M103
Holdings [Line Items]
Percent of Total Investments	99.20%
C000080457 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000080457 | 888787108 | Toast, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000080457 | 98423F109 | Xometry, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000080457 | 925050106 | Verona Pharma PLC
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000080457 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000080457 | 604749101 | Mirum Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080457 | 450056106 | iRhythm Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080457 | 92840M102 | Vistra Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000080457 | 679580100 | Old Dominion Freight Line, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000080457 | 36828A101 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000080457 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000080457 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000080457 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000080457 | Software
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000080457 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000080457 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000080457 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000080457 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000080457 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.20%
C000080457 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000080457 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000080457 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000080457 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000080457 | E-Commerce Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000080457 | Leisure Products
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000080457 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000080457 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000080457 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000080457 | Industrials35905A109
Holdings [Line Items]
Percent of Total Investments	98.50%
C000080457 | Health Care9868329Z
Holdings [Line Items]
Percent of Total Investments	0.20%
C000080457 | Financials01KR6K1G9
Holdings [Line Items]
Percent of Total Investments	1.10%
C000080458 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000080458 | 888787108 | Toast, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000080458 | 98423F109 | Xometry, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000080458 | 925050106 | Verona Pharma PLC
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000080458 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000080458 | 604749101 | Mirum Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080458 | 450056106 | iRhythm Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080458 | 92840M102 | Vistra Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000080458 | 679580100 | Old Dominion Freight Line, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000080458 | 36828A101 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000080458 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000080458 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000080458 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000080458 | Software
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000080458 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000080458 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000080458 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000080458 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000080458 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.20%
C000080458 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000080458 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000080458 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000080458 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000080458 | E-Commerce Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000080458 | Leisure Products
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000080458 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000080458 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000080458 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000080458 | Industrials35905A109
Holdings [Line Items]
Percent of Total Investments	98.50%
C000080458 | Health Care9868329Z
Holdings [Line Items]
Percent of Total Investments	0.20%
C000080458 | Financials01KR6K1G9
Holdings [Line Items]
Percent of Total Investments	1.10%
C000080459 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000080459 | 888787108 | Toast, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000080459 | 98423F109 | Xometry, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000080459 | 925050106 | Verona Pharma PLC
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000080459 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000080459 | 604749101 | Mirum Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080459 | 450056106 | iRhythm Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080459 | 92840M102 | Vistra Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000080459 | 679580100 | Old Dominion Freight Line, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000080459 | 36828A101 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000080459 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000080459 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000080459 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000080459 | Software
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000080459 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000080459 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000080459 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000080459 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000080459 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.20%
C000080459 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000080459 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000080459 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000080459 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000080459 | E-Commerce Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000080459 | Leisure Products
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000080459 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000080459 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000080459 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000080459 | Industrials35905A109
Holdings [Line Items]
Percent of Total Investments	98.50%
C000080459 | Health Care9868329Z
Holdings [Line Items]
Percent of Total Investments	0.20%
C000080459 | Financials01KR6K1G9
Holdings [Line Items]
Percent of Total Investments	1.10%
C000065340 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000065340 | 888787108 | Toast, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000065340 | 98423F109 | Xometry, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000065340 | 925050106 | Verona Pharma PLC
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000065340 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000065340 | 604749101 | Mirum Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000065340 | 450056106 | iRhythm Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000065340 | 92840M102 | Vistra Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000065340 | 679580100 | Old Dominion Freight Line, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000065340 | 36828A101 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000065340 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000065340 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000065340 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000065340 | Software
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000065340 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000065340 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000065340 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000065340 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000065340 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.20%
C000065340 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000065340 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000065340 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000065340 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000065340 | E-Commerce Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000065340 | Leisure Products
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000065340 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000065340 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000065340 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000065340 | Industrials35905A109
Holdings [Line Items]
Percent of Total Investments	98.50%
C000065340 | Health Care9868329Z
Holdings [Line Items]
Percent of Total Investments	0.20%
C000065340 | Financials01KR6K1G9
Holdings [Line Items]
Percent of Total Investments	1.10%
C000121707 | 925050106 | Verona Pharma PLC
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000121707 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000121707 | 604749101 | Mirum Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000121707 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000121707 | 80706P103 | Scholar Rock Holding Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000121707 | 02043Q107 | Alnylam Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000121707 | 09627Y109 | Blueprint Medicines Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000121707 | 05464T104 | Axsome Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000121707 | 19459J104 | Collegium Pharmaceutical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000121707 | 88322Q108 | TG Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121707 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000121707 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.30%
C000121707 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000121707 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000121707 | Health Care9868329Z
Holdings [Line Items]
Percent of Total Investments	0.20%
C000121707 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000121707 | Health Care30063P105
Holdings [Line Items]
Percent of Total Investments	96.00%
C000121707 | Health CarePPGD27LM5
Holdings [Line Items]
Percent of Total Investments	0.00%
C000121707 | Health Care705704181
Holdings [Line Items]
Percent of Total Investments	3.50%
C000121707 | Health Care01GHW3PW0
Holdings [Line Items]
Percent of Total Investments	0.00%
C000121708 | 925050106 | Verona Pharma PLC
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000121708 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000121708 | 604749101 | Mirum Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000121708 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000121708 | 80706P103 | Scholar Rock Holding Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000121708 | 02043Q107 | Alnylam Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000121708 | 09627Y109 | Blueprint Medicines Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000121708 | 05464T104 | Axsome Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000121708 | 19459J104 | Collegium Pharmaceutical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000121708 | 88322Q108 | TG Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121708 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000121708 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.30%
C000121708 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000121708 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000121708 | Health Care9868329Z
Holdings [Line Items]
Percent of Total Investments	0.20%
C000121708 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000121708 | Health Care30063P105
Holdings [Line Items]
Percent of Total Investments	96.00%
C000121708 | Health CarePPGD27LM5
Holdings [Line Items]
Percent of Total Investments	0.00%
C000121708 | Health Care705704181
Holdings [Line Items]
Percent of Total Investments	3.50%
C000121708 | Health Care01GHW3PW0
Holdings [Line Items]
Percent of Total Investments	0.00%
C000121710 | 925050106 | Verona Pharma PLC
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000121710 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000121710 | 604749101 | Mirum Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000121710 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000121710 | 80706P103 | Scholar Rock Holding Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000121710 | 02043Q107 | Alnylam Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000121710 | 09627Y109 | Blueprint Medicines Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000121710 | 05464T104 | Axsome Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000121710 | 19459J104 | Collegium Pharmaceutical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000121710 | 88322Q108 | TG Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121710 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000121710 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.30%
C000121710 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000121710 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000121710 | Health Care9868329Z
Holdings [Line Items]
Percent of Total Investments	0.20%
C000121710 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000121710 | Health Care30063P105
Holdings [Line Items]
Percent of Total Investments	96.00%
C000121710 | Health CarePPGD27LM5
Holdings [Line Items]
Percent of Total Investments	0.00%
C000121710 | Health Care705704181
Holdings [Line Items]
Percent of Total Investments	3.50%
C000121710 | Health Care01GHW3PW0
Holdings [Line Items]
Percent of Total Investments	0.00%
C000121709 | 925050106 | Verona Pharma PLC
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000121709 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000121709 | 604749101 | Mirum Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000121709 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000121709 | 80706P103 | Scholar Rock Holding Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000121709 | 02043Q107 | Alnylam Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000121709 | 09627Y109 | Blueprint Medicines Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000121709 | 05464T104 | Axsome Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000121709 | 19459J104 | Collegium Pharmaceutical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000121709 | 88322Q108 | TG Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000121709 | Software
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000121709 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.30%
C000121709 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000121709 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000121709 | Health Care9868329Z
Holdings [Line Items]
Percent of Total Investments	0.20%
C000121709 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000121709 | Health Care30063P105
Holdings [Line Items]
Percent of Total Investments	96.00%
C000121709 | Health CarePPGD27LM5
Holdings [Line Items]
Percent of Total Investments	0.00%
C000121709 | Health Care705704181
Holdings [Line Items]
Percent of Total Investments	3.50%
C000121709 | Health Care01GHW3PW0
Holdings [Line Items]
Percent of Total Investments	0.00%
C000236480 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236480 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236480 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000236480 | 36828A101 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236480 | 78409V104 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236480 | G54950103 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000236480 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000236480 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236480 | 461202103 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236480 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236480 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236480 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000236480 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000236480 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000236480 | Software
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000236480 | Banking
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000236480 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000236480 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000236480 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000236480 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236480 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000236480 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236480 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236480 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000236480 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236480 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236480 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000236481 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236481 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236481 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000236481 | 36828A101 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236481 | 78409V104 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236481 | G54950103 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000236481 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000236481 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236481 | 461202103 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236481 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236481 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236481 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000236481 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000236481 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000236481 | Software
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000236481 | Banking
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000236481 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000236481 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000236481 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000236481 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236481 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000236481 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236481 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236481 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000236481 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236481 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236481 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000236482 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236482 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236482 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000236482 | 36828A101 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236482 | 78409V104 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236482 | G54950103 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000236482 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000236482 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236482 | 461202103 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236482 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236482 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236482 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000236482 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000236482 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000236482 | Software
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000236482 | Banking
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000236482 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000236482 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000236482 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000236482 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236482 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000236482 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236482 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236482 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000236482 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236482 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236482 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000236479 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236479 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236479 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000236479 | 36828A101 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236479 | 78409V104 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000236479 | G54950103 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000236479 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000236479 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236479 | 461202103 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236479 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236479 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236479 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000236479 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000236479 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000236479 | Software
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000236479 | Banking
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000236479 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000236479 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000236479 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000236479 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236479 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000236479 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236479 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236479 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000236479 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000236479 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236479 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000202730 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000202730 | 31359MGK3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202730 | 31359MFJ7 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202730 | 31359MEU3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202730 | 31418FF77 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202730 | 001055BK7 | Aflac, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202730 | 78016EZT7 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202730 | 776743AF3 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202730 | 595620AQ8 | MidAmerican Energy Company
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000202730 | 63111XAH4 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000202730 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000202730 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000202730 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000202730 | Government Sponsored
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000202730 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000202730 | Single-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000202730 | Software
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000202730 | Banking
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000202730 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000202730 | REIT
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000202730 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000202730 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000202730 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000202730 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000202730 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	2.50%
C000202730 | Materials00790RAA2
Holdings [Line Items]
Percent of Total Investments	66.30%
C000202730 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000202730 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000202730 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000202730 | Utilities101029WX0
Holdings [Line Items]
Percent of Total Investments	5.70%
C000202730 | MBS Passthrough31405KMW8
Holdings [Line Items]
Percent of Total Investments	25.50%
C000202731 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000202731 | 31359MGK3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202731 | 31359MFJ7 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202731 | 31359MEU3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202731 | 31418FF77 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202731 | 001055BK7 | Aflac, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202731 | 78016EZT7 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202731 | 776743AF3 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202731 | 595620AQ8 | MidAmerican Energy Company
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000202731 | 63111XAH4 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000202731 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000202731 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000202731 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000202731 | Government Sponsored
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000202731 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000202731 | Single-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000202731 | Software
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000202731 | Banking
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000202731 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000202731 | REIT
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000202731 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000202731 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000202731 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000202731 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000202731 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	2.50%
C000202731 | Materials00790RAA2
Holdings [Line Items]
Percent of Total Investments	66.30%
C000202731 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000202731 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000202731 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000202731 | Utilities101029WX0
Holdings [Line Items]
Percent of Total Investments	5.70%
C000202731 | MBS Passthrough31405KMW8
Holdings [Line Items]
Percent of Total Investments	25.50%
C000202732 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000202732 | 31359MGK3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202732 | 31359MFJ7 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202732 | 31359MEU3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202732 | 31418FF77 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202732 | 001055BK7 | Aflac, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202732 | 78016EZT7 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202732 | 776743AF3 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202732 | 595620AQ8 | MidAmerican Energy Company
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000202732 | 63111XAH4 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000202732 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000202732 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000202732 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000202732 | Government Sponsored
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000202732 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000202732 | Single-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000202732 | Software
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000202732 | Banking
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000202732 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000202732 | REIT
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000202732 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000202732 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000202732 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000202732 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000202732 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	2.50%
C000202732 | Materials00790RAA2
Holdings [Line Items]
Percent of Total Investments	66.30%
C000202732 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000202732 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000202732 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000202732 | Utilities101029WX0
Holdings [Line Items]
Percent of Total Investments	5.70%
C000202732 | MBS Passthrough31405KMW8
Holdings [Line Items]
Percent of Total Investments	25.50%
C000202733 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000202733 | 31359MGK3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202733 | 31359MFJ7 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202733 | 31359MEU3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202733 | 31418FF77 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202733 | 001055BK7 | Aflac, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202733 | 78016EZT7 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202733 | 776743AF3 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202733 | 595620AQ8 | MidAmerican Energy Company
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000202733 | 63111XAH4 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000202733 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000202733 | Home Construction
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000202733 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000202733 | Government Sponsored
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000202733 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000202733 | Single-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000202733 | Software
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000202733 | Banking
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000202733 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000202733 | REIT
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000202733 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000202733 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000202733 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000202733 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000202733 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	2.50%
C000202733 | Materials00790RAA2
Holdings [Line Items]
Percent of Total Investments	66.30%
C000202733 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000202733 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000202733 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000202733 | Utilities101029WX0
Holdings [Line Items]
Percent of Total Investments	5.70%
C000202733 | MBS Passthrough31405KMW8
Holdings [Line Items]
Percent of Total Investments	25.50%